Related Party Transactions (Details - Amounts owing to related parties) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Related party expenses	$ 167,971	$ 0
Professional fees, related parties	2,176,374	589,254
Payroll and management compensation	9,851,419	75,000
Financing expense	6,167,334	(0)
General and administrative expense	1,593,640	498,445
Related Party A [Member]
Related Party Transaction [Line Items]
Related party expenses		0
Related Party A [Member] | Operating Expenses [Member]
Related Party Transaction [Line Items]
Related party expenses	300
Related Party A [Member] | Consulting Fee Series C Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Professional fees, related parties	2,103,600	0
Related Party F [Member]
Related Party Transaction [Line Items]
Related party expenses		0
Related Party F [Member] | Convertible Note Accrued Interest Related Party [Member]
Related Party Transaction [Line Items]
Related party expenses	167,671
Related Party F [Member] | Financing Services Expense [Member]
Related Party Transaction [Line Items]
Financing expense	2,511,855	0
Related Party C [Member] | Consulting Fee Series C Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Professional fees, related parties	21,600	77,600
Related Party C [Member] | Consulting And Advisory Fees [Member]
Related Party Transaction [Line Items]
Cost of revenue, related parties	4,000	19,400
Related Party D [Member] | Management Fees [Member]
Related Party Transaction [Line Items]
Professional fees, related parties	0	163,654
Related Party D [Member] | Royalty And Sales Commissions [Member]
Related Party Transaction [Line Items]
Cost of revenue, related parties	56,290	81,917
Related Party E [Member] | Management Compensation [Member]
Related Party Transaction [Line Items]
Payroll and management compensation	420,720	0
Related Party E [Member] | Advisory Fee [Member]
Related Party Transaction [Line Items]
Professional fees, related parties	0	348,000
Related Party G [Member] | Edgar Filing Expense [Member]
Related Party Transaction [Line Items]
General and administrative expense	39,885	0
Related Party G [Member] | Accounting Services [Member]
Related Party Transaction [Line Items]
Professional fees, related parties	$ 51,174	$ 0